Organization and Summary of Significant Accounting Policies	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Ivy Crypto, Inc. (the “Company”) was incorporated under the provisions and by the virtue of the provisions of the General Corporation Law of the State of Delaware on October 22, 2020 with the office located in Dover, Delaware. The Company is in the business of creating fully integrated pure-play bitcoin mining with zero carbon footprint and developing owned renewable, off-grid energy source that is economically viable.

On February 16, 2021, the Company filed its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change its name from “Ivy Crypto, Inc.” to “Gryphon Digital Mining, Inc.”. This amendment became effective immediately upon filing on February 16, 2021.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

As of the issuance of these financial statements, the Company has not commenced operations. The Company has financed its activities through equity financing. Management expects to commence operations during the year ending December 31, 2021.

Management expects to incur additional losses and cash outflows in the foreseeable future in connection with its operating activities. The Company will need to raise debt or equity financing in the future in order to commence its operations. However, there can be no assurance that such financing will be available in sufficient amounts and on acceptable terms, when and if needed, or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market price for the underlying commodity mined by the Company, its ability procure the required mining equipment and its ability to successfully mine the commodity. Subsequent to December 31, 2020, the raised an additional $14,192,000, which was used primarily to secure a contract to purchase mining equipment. The Company anticipates receiving its first installment of mining equipment in August 2021 at which time the Company can commence its mining operations. The Company believes its cash balances and cash flow from operations will not be sufficient to fund the commencement of its operations over the next twelve months from the issuance date of these financial statements. The Company will need to raise additional funding from investors or through other avenues to continue as a going concern. The Company’s financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

COVID-19

The COVID-19 pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. The management have taken some measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for its people (such as social distancing and remote working).

At this stage, the impact on the business and results has not been significant since the Company is in the pre-operation phase. The management will continue to follow the various government policies and advice and, in parallel, will do their utmost to continue the business in the best and safest way possible without jeopardizing the health of its people. Further, the existence of this event did not cast a significant doubt on the Company’s ability continue as a going concern entity.

Use of estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Fair Values of Financial Instruments

The Company adopted the provisions of Accounting Standards Codification (“ASC”) subtopic 825-10, Financial Instruments (“ASC 825-10”) which defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with a remaining maturity at the date of purchase of three months or less to be cash equivalents. As of December 31, 2020, the Company held only cash deposits at financial institutions.

Prepaid Expense

Prepaid expenses are assets held by the Company, which are expected to be realized and consumed within twelve months after the reporting period. As of December 31, 2020, it consists of prepayments for fees on legal services.

Net Loss Per Share

The Company uses ASC 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. The Company computes basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”). We consider the applicability and impact of all ASUs on our financial position, results of operations, cash flows, or presentation thereof. Described below are ASUs that are not yet effective, but may be applicable to our financial position, results of operations, cash flows, or presentation thereof. ASUs not listed below were assessed and determined to not be applicable to our financial position, results of operations, cash flows, or presentation thereof.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 amends ASC 740 to simplify the accounting for income taxes by removing certain exceptions for investments, intraperiod allocations and interim calculations, and adding guidance to reduce complexity in the accounting standard under the FASB’s simplification initiative. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020. Upon adoption, the amendments in ASU 2019-12 should be applied on a prospective basis to all periods presented. Early adoption is permitted. The Company is currently assessing the impact of the adoption of the new guidance under ASU 2019-12.

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Gryphon Digital Mining, Inc. (formerly known as Ivy Crypto, Inc.) (the “Company”) was incorporated under the provisions and by the virtue of the provisions of the General Corporation Law of the State of Delaware on October 22, 2020 with the office located in Las Vegas, Nevada. The Company will operate a digital asset, (commonly referred to as cryptocurrency) mining operation using specialized computers equipped with application-specific integrated circuit (ASIC) chips (known as “miners”) to solve complex cryptographic algorithms in support of the Bitcoin blockchain (in a process known as “solving a block”) in exchange for cryptocurrency rewards (primarily Bitcoin).

Mining Equipment Commitment

As of September 30, 2021, the Company operated a fleet of 309 miners manufactured by Bitmain, all of which were purchased directly from Bitmain and deployed in the Company’s mining operation pursuant to two co-location mining services agreement one with Coinmint, LLC (“Coinmint”) and one with Core Scientific, Inc. (“Core”).

During the nine months ended September 30, 2021, the Company entered into a purchase agreement with Bitmain for the acquisition of a total of 7,200 miners, to be shipped and delivered during 2021 and 2022. During the nine months ended September 30, 2021, the Company received 596 new miners, of which 309 have been deployed at the Coinmint facility. The remaining 6,604 of these new miners are scheduled for monthly deliveries in 2021 and 2022. The purchase commitment for these new miners totals approximately $44,109,000, including $3,656,000 paid for the 596 miners delivered during the nine months ended September 30, 2021, $28,038,000 paid as deposits during the same period, $3,303,000 and $2,869,000 paid in October and November, respectively, with the remainder of $9,898,000 still outstanding.

Amendments to Certificate of Incorporation

On February 16, 2021, the Company filed its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change its name from “Ivy Crypto, Inc.” to “Gryphon Digital Mining, Inc.”.

Agreement and Plan of Merger

On June 3, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Sphere 3D Corp. (“Sphere 3D”) Upon completion of the merger (the “Merger”), the Sphere 3D Corp. will change its name to Gryphon Digital Mining, Inc. (See NOTE 10 – Subsequent Events “Merger Agreement”)

As consideration for the merger transaction, Sphere 3D will issue 111,000,000 shares of its common stock to the shareholders of the Company, such that on closing, the Sphere 3D shareholders will own approximately 23% of the consolidated company and the Company shareholders will own approximately the remaining 77% on a fully diluted basis, subject to adjustments for additional capital raises by either entity. As of the Merger Agreement, the Company had 21,282,593 shares of common stock and share equivalents. Each share, and share equivalent, will be converted into 5.31 shares of Sphere 3D common stock. As of the Merger Agreement, the value of a share of the Company’s common stock was approximately $8.50, for total consideration of approximately $181,000,000.

The merger is expected to close in the first quarter of 2022, subject to the approval of the stockholders of each company, as well as other closing conditions, including the registration statement for the merger shares to be issued being declared effective by the Securities and Exchange Commission, and the Company’s pending merger listing being approved by the Nasdaq, SEC and other applicatory regulatory bodies. Upon a successful closing of the merger, and all regulatory approvals, the Company will continue to trade on the NASDAQ. The transaction has been approved by the board of directors of both companies. PGP Capital Advisors, LLC acted as financial advisor for the Merger and has provided a Fairness Opinion in support of the transaction to the board of directors of Sphere 3D. The closing of the merger agreement is subject to customary closing conditions for a transaction of this nature and may be terminated by the parties under certain circumstances.

Basis of Presentation

The accompanying interim condensed financial statements and notes thereto are unaudited. The unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in the Company’s annual financial statements have been condensed or omitted. The interim condensed balance sheet as of December 31, 2020 was derived from financial statements but does not include all disclosures required by GAAP. These interim unaudited condensed financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the financial position, results of operations and cash flows for the three and nine-month period ended September 30, 2021. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or for any future period.

These unaudited interim condensed financial statements should be read in conjunction with our audited financial statements and the notes thereto for the year ended December 31, 2020, which appear in this Form F-4.

Going Concern

The accompanying interim condensed financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the interim condensed financial statements do not necessarily purport to represent realizable or settlement values. The interim condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.

The Company has financed its activities through equity financing. The Company began operations on September 15, 2021.

Management expects to incur additional losses and cash outflows in the foreseeable future in connection with its operating activities. The Company will need to raise debt or equity financing in the future in order finance its operations until operations are cashflow positive. However, there can be no assurance that such financing will be available in sufficient amounts and on acceptable terms, when and if needed, or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market price for the underlying commodity mined by the Company, its ability procure the required mining equipment and its ability to successfully mine the commodity. The Company received its first installment of mining equipment in August 2021 at which time the Company commenced its mining operations. The Company believes its cash balances and cash flow from operations will not be sufficient to fund the commencement of its operations over the next twelve months from the issuance date of these interim condensed financial statements. The Company will need to raise additional funding from investors or through other avenues to continue as a going concern. The Company’s interim condensed financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

COVID -19

The COVID-19 pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. The management have taken some measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for its people (such as social distancing and remote working).

At this stage, the impact on the business and results has not been significant since the Company is in the pre-operation phase. The management will continue to follow the various government policies and advice and, in parallel, will do their utmost to continue the business in the best and safest way possible without jeopardizing the health of its people. Further, the existence of this event did not cast a significant doubt on the Company’s ability continue as a going concern entity.

Digital Assets, Net

Digital assets or cryptocurrencies, (including Bitcoin, Ethereum, DAI and USDT) are included in current assets in the accompanying interim balance sheets. Cryptocurrencies purchased are recorded at cost and cryptocurrencies obtained by the Company through its sale of common stock are accounted for based on the value of the specific digital asset on the date received.

The Company accounts for digital assets as indefinite-lived intangible assets in accordance with ASC 350, Intangibles — Goodwill and Other. The Company has ownership of and control over the cryptocurrencies and uses third-party custodial services to secure it. The digital assets are initially recorded at cost and are subsequently remeasured on the balance sheets at cost, net of any impairment losses incurred since acquisition.

An impairment analysis is performed at each reporting period to identify whether events or changes in circumstances, in particular decreases in the quoted prices on active exchanges, indicate that it is more likely than not that the digital assets held by the Company are impaired. The fair value of digital assets is determined on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the active exchange(s) that the Company has determined is its principal market for cryptocurrencies (Level 1 inputs). If the carrying value of the digital asset exceeds the fair value based on the lowest price quoted in the active exchanges during the period, an impairment loss has occurred with respect to those digital assets in the amount equal to the difference between their carrying values and the price determined.

Impairment losses are recognized within “Other expense” in the statements of operations in the period in which the impairment is identified. The impaired digital assets are written down to their fair value at the time of impairment and this new cost basis will not be adjusted upward for any subsequent increase in fair value. Gains are not recorded until realized upon sale or disposition.

Purchases of cryptocurrencies by the Company are included within investing activities in the accompanying interim statements of cash flows, while cryptocurrencies awarded to the Company through its future mining activities will be included within operating activities on the accompanying interim statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying interim statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the interim statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Mining Equipment

Mining Equipment is stated at cost, including purchase price and all shipping and custom fees, and depreciated using the straight-line method over the estimated useful lives of the assets, generally three years for cryptocurrency mining equipment.

The Company reviews the carrying amounts of mining equipment when events or changes in circumstances indicate the assets may not be recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs. Assets carried at fair value, such as digital currencies, are excluded from impairment analysis.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or cash generating unit are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those of a market participant. If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Leases

Effective July 2021, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.

In calculating the right of use asset and lease liability, the Company elects to combine lease and non-lease components as permitted under ASC 842. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.

Derivatives

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and would then be re-valued at each reporting date, with changes in the fair value reported in the interim condensed statements of operations. If there are stock-based derivative financial instruments, the Company will use a probability weighted average series Binomial lattice option pricing models to value the derivative instruments at inception and on subsequent valuation dates.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Revenue Recognition

Cryptocurrency mining:

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•        Step 1: Identify the contract with the customer

•        Step 2: Identify the performance obligations in the contract

•        Step 3: Determine the transaction price

•        Step 4: Allocate the transaction price to the performance obligations in the contract

•        Step 5: Recognize revenue when the Company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•        Variable consideration

•        Constraining estimates of variable consideration

•        The existence of a significant financing component in the contract

•        Noncash consideration

•        Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company has digital asset mining pools relationships, with the mining pool operators to provide computing power to the mining pool. The relationships can be terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less digital asset transaction fees to the mining pool operator which are recorded as a component of cost of revenues), for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date the Company is notified of the consideration to be received, which is not materially different than the fair value at the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency at the date the Company is notified of the consideration earned. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Cost of Revenue

The Company’s cost of revenue consists primarily of direct costs of earning bitcoin related to mining operations, including mining pool fees, electric power costs, other utilities, labor, insurance whether incurred directly from self-mining operations or reimbursed, including any revenue sharing arrangements under co-location agreements, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.

ASC Topic 740, Income Taxes, (“ASC 740”), also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s interim financial statements. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position.

Net Loss Per Share

The Company uses ASC 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. The Company computes basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

Securities that could potentially dilute income (loss) per share in the future were not included in the computation of diluted income (loss) per share at September 30, 2021 because their inclusion would be anti-dilutive as follows:

Convertible Seed Series and Convertible Seed Series II preferred shares	5,370,977
Warrants to purchase common stock	1,006,857
Convertible notes payable and accrued interest	681,925
Unvested share grants	1,772,450
Total potential future shares	8,832,209

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”). We consider the applicability and impact of all ASUs on our financial position, results of operations, cash flows, or presentation thereof. Described below are ASUs that are not yet effective, but may be applicable to our financial position, results of operations, cash flows, or presentation thereof. ASUs not listed below were assessed and determined to not be applicable to our financial position, results of operations, cash flows, or presentation thereof.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 amends ASC 740 to simplify the accounting for income taxes by removing certain exceptions for investments, intraperiod allocations and interim calculations, and adding guidance to reduce complexity in the accounting standard under the FASB’s simplification initiative. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020. Upon adoption, the amendments in ASU 2019-12 should be applied on a prospective basis to all periods presented. Early adoption is permitted. The Company is currently assessing the impact of the adoption of the new guidance under ASU 2019-12.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, to reduce complexity in applying GAAP to certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. The Company adopted ASU 2020-06. The adoption did not have a material impact on our interim condensed financial statements.